CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (101,920)	$ (46,622)	$ (142,679)	$ (156,309)	$ (88,760)
Other comprehensive income (loss), net of tax:
Total other comprehensive income (loss)	0	0	0	0	0
Comprehensive income (loss)	(101,920)	(46,622)	(142,679)	(156,309)	(88,760)
Less: Comprehensive (income) loss attributable to noncontrolling interest in consolidated entities	48	26	112	30	110
Less: Comprehensive (income) loss attributable to redeemable noncontrolling interests in operating partnership	17,671	8,579	28,932	29,313	21,642
Comprehensive income (loss) attributable to the Company	$ (84,201)	$ (38,017)	$ (113,635)	$ (126,966)	$ (67,008)